EQUITY (Details Narrative) - USD ($)	1 Months Ended
	Jul. 31, 2015	Oct. 31, 2021	Oct. 30, 2021	Oct. 31, 2020	Oct. 30, 2020	Mar. 31, 2012
Authorized shares of preferred stock		5,000,000		5,000,000
Preferred stock, Par value		$ 0.001		$ 0.001
Authorized shares of common stock		70,000,000		70,000,000
Common stock, shares par vale		$ 0.001		$ 0.001
Preferred stock shares issued		5,000		5,000
Preferred stock value			$ 5		$ 5
Preferred stock shares outstanding		5,000		5,000
Series A Preferred Stock [Member]
Preferred stock, Par value						$ 0.001
Preferred stock shares issued						5,000
Preferred stock value						$ 5
Series B Preferred Stock [Member]
Authorized shares of preferred stock	500,000
Preferred stock, Par value	$ 1.00
Annual dividend of percentage of the stated value	6.00%
Preferred stock shares outstanding	193,661
Accrued dividends	$ 72,625